CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2019
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS
In the normal course of business, our partnership will enter into contractual obligations which include commitments relating primarily to contracted project costs for various growth initiatives, committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation, and operating leases associated with our U.S. data center operation, Australian port operation and North American gas storage operations. As at December 31, 2019, our partnership had $3,801 million (2018: $2,466 million) of commitments outstanding, of which 15% mature in less than one year, 29% between two and five years, and 56% after five years.
In addition, pursuant to the Master Service Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. This fee is recorded on the Consolidated Statements of Operating Results in general and administrative expenses.